UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q
                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-3835
                                   --------

Value Line Centurion Fund, Inc.
-------------------------------
(Exact name of registrant as specified in charter)

220 East 42nd Street, New York, NY 10017
----------------------------------------

Stephen R Anastasio,  Treasurer, Principal Financial Officer
------------------------------------------------------------
(Name and address of agent for service)

Registrant's telephone number, including area code: 212-907-1500
                                                    ------------

Date of fiscal year end: December 31, 2007
                         -----------------

Date of reporting period: March 31, 2007
                          --------------

Item 1: Schedule of Investments.

      A copy of Schedule of Investments for the period ended 3/31/07 is included with this Form.

Value Line Centurion Fund, Inc.

-----------------------------------------------------------------------------
Schedule of Investments
-----------------------------------------------------------------------------

March 31, 2007 (Unaudited)
-----------------------------------------------------------------------------
Shares                                                                  Value
=============================================================================
   Common Stocks  -- 97.2%
-----------------------------------------------------------------------------
Advertising  -- 1.9%
        28,000     Omnicom Group, Inc.                           $  2,866,640
        33,000     WPP Group PLC ADR                                2,507,670
                                                                 ------------
                                                                    5,374,310
-----------------------------------------------------------------------------
Aerospace/Defense  -- 2.0%
        53,000     DRS Technologies, Inc.                           2,765,010
        28,000     Precision Castparts Corp.                        2,913,400
                                                                 ------------
                                                                    5,678,410
-----------------------------------------------------------------------------
Air Transport  -- 1.7%
        81,000     AMR Corp.*                                       2,466,450
        65,000     Continental Airlines, Inc. Class B*              2,365,350
                                                                 ------------
                                                                    4,831,800
-----------------------------------------------------------------------------
Apparel  -- 3.1%
        72,000     Guess?, Inc.                                     2,915,280
        48,000     Phillips-Van Heusen Corp.                        2,822,400
       109,000     Warnaco Group, Inc. (The)*                       3,095,600
                                                                 ------------
                                                                    8,833,280
-----------------------------------------------------------------------------
Bank  -- 1.1%
        93,000     Synovus Financial Corp.                          3,007,620
-----------------------------------------------------------------------------
Biotechnology  -- 0.9%
        47,000     Amgen, Inc.*                                     2,626,360
-----------------------------------------------------------------------------
Building Materials  -- 0.9%
       130,000     Apogee Enterprises, Inc.                         2,605,200
-----------------------------------------------------------------------------
Cable TV  -- 1.8%
        99,000     Comcast Corp. Class A*                           2,521,530
       111,000     DIRECTV Group, Inc. (The)*                       2,560,770
                                                                 ------------
                                                                    5,082,300
-----------------------------------------------------------------------------
Chemical - Basic  -- 2.1%
        61,000     E.I. du Pont de Nemours and Co.                  3,015,230
        18,000     Potash Corporation of Saskatchewan, Inc.         2,878,740
                                                                 ------------
                                                                    5,893,970
-----------------------------------------------------------------------------
Chemical - Diversified  -- 2.0%
        68,000     Albemarle Corp.                                  2,811,120
        58,000     Cabot Corp.                                      2,768,340
                                                                 ------------
                                                                    5,579,460
-----------------------------------------------------------------------------
Chemical - Specialty  -- 2.1%
       150,000     Hercules, Inc.*                                  2,931,000
       135,000     Tredegar Corp.                                   3,076,650
                                                                 ------------
                                                                    6,007,650
-----------------------------------------------------------------------------
Computer Software & Services  -- 6.8%
        30,000     Cognizant Technology Solutions Corp. Class A*    2,648,100
        68,000     Cognos, Inc.*                                    2,678,520
       100,000     Electronic Data Systems Corp.                    2,768,000
        50,000     Infosys Technologies Ltd. ADR                    2,512,500
       119,000     Jack Henry & Associates, Inc.                    2,861,950
       156,000     Oracle Corp.*                                    2,828,280
        73,000     Paychex, Inc.                                    2,764,510
                                                                 ------------
                                                                   19,061,860
-----------------------------------------------------------------------------
Diversified Companies  -- 1.9%
        50,000     Acuity Brands, Inc.                              2,722,000
        59,000     Honeywell International, Inc.                    2,717,540
                                                                 ------------
                                                                    5,439,540
-----------------------------------------------------------------------------
Drug  -- 4.0%
        57,000     Forest Laboratories, Inc.*                       2,932,080
        98,000     Immucor, Inc.*                                   2,884,140
       104,000     Schering-Plough Corp.                            2,653,040
        58,000     Sepracor, Inc.*                                  2,704,540
                                                                 ------------
                                                                   11,173,800
-----------------------------------------------------------------------------
E-Commerce  -- 2.8%
        52,000     Akamai Technologies, Inc.*                       2,595,840
       175,000     Interwoven, Inc.*                                2,957,500
       280,000     TIBCO Software, Inc.*                            2,385,600
                                                                 ------------
                                                                    7,938,940
-----------------------------------------------------------------------------
Educational Services  -- 3.0%
        95,000     DeVry, Inc.                                      2,788,250
       350,000     SkillSoft PLC ADR*                               2,926,000
        22,000     Strayer Education, Inc.                          2,750,000
                                                                 ------------
                                                                    8,464,250
-----------------------------------------------------------------------------
Electrical Equipment  -- 2.0%
        83,000     FLIR Systems, Inc.*                              2,960,610
        52,000     Garmin Ltd.                                      2,815,800
                                                                 ------------
                                                                    5,776,410
-----------------------------------------------------------------------------
Electronics  -- 1.9%
       122,000     Agilysys, Inc.                                   2,741,340
        76,000     Avnet, Inc.*                                     2,746,640
                                                                 ------------
                                                                    5,487,980
-----------------------------------------------------------------------------
Entertainment  -- 1.0%
        82,000     Walt Disney Co. (The)                            2,823,260
-----------------------------------------------------------------------------
Environmental  -- 1.0%
       215,000     Allied Waste Industries, Inc.*                   2,706,850
-----------------------------------------------------------------------------
Financial Services - Diversified  -- 2.9%
        40,000     American International Group, Inc.               2,688,800
        65,000     CNA Financial Corp.*                             2,800,850
        22,000     Franklin Resources, Inc.                         2,658,260
                                                                 ------------
                                                                    8,147,910


-----------------------------------------------------------------------------

Value Line Centurion Fund, Inc.

-----------------------------------------------------------------------------
Schedule of Investments
-----------------------------------------------------------------------------

March 31, 2007 (Unaudited)
-----------------------------------------------------------------------------
Shares                                                              Value
=============================================================================
Foreign Telecommunications  -- 1.0%
        74,000     Telefonaktiebolaget LM Ericsson ADR          $   2,744,660
-----------------------------------------------------------------------------
Furniture/Home Furnishings  -- 1.0%
       107,000     Tempur-Pedic International, Inc.                 2,780,930
-----------------------------------------------------------------------------
Grocery  -- 2.0%
        92,000     Kroger Co. (The)                                 2,599,000
        80,000     Safeway, Inc.                                    2,931,200
                                                                 ------------
                                                                    5,530,200
-----------------------------------------------------------------------------
Hotel/Gaming  -- 2.1%
        44,000     MGM MIRAGE*                                      3,058,880
        70,000     WMS Industries, Inc.*                            2,746,800
                                                                 ------------
                                                                    5,805,680
-----------------------------------------------------------------------------
Human Resources  -- 1.0%
        93,000     CDI Corp.                                        2,689,560
-----------------------------------------------------------------------------
Industrial Services  -- 4.0%
        80,000     CB Richard Ellis Group, Inc. Class A*            2,734,400
        54,000     Corrections Corp. of America*                    2,851,740
       112,000     Quanta Services, Inc.*                           2,824,640
        77,000     TeleTech Holdings, Inc.*                         2,825,130
                                                                 ------------
                                                                   11,235,910
-----------------------------------------------------------------------------
Information Services  -- 0.9%
        42,000     FactSet Research Systems, Inc.                   2,639,700
-----------------------------------------------------------------------------
Internet  -- 1.0%
        52,000     Priceline.com, Inc.*                             2,769,520
-----------------------------------------------------------------------------
Medical Supplies  -- 5.1%
        21,000     Alcon, Inc.                                      2,768,220
        90,000     Cytyc Corp.*                                     3,078,900
        55,000     Kinetic Concepts, Inc.*                          2,785,200
        43,000     Stryker Corp.                                    2,851,760
        35,000     Zimmer Holdings, Inc.*                           2,989,350
                                                                 ------------
                                                                   14,473,430
-----------------------------------------------------------------------------
Metals & Mining Diversified  -- 2.9%
        26,000     Allegheny Technologies, Inc.                     2,773,940
        61,000     Brush Engineered Materials, Inc.*                2,956,670
        34,000     Southern Copper Corp.                            2,436,440
                                                                 ------------
                                                                    8,167,050
-----------------------------------------------------------------------------
Newspaper  -- 1.0%
       112,000     News Corp. Class B                               2,740,640
-----------------------------------------------------------------------------
Office Equipment & Supplies  -- 2.0%
        53,000     OfficeMax, Inc.                                  2,795,220
       164,000     Xerox Corp.*                                     2,769,960
                                                                 ------------
                                                                    5,565,180
-----------------------------------------------------------------------------
Packaging & Container  -- 2.0%
        90,000     Rock-Tenn Co. Class A                            2,988,000
        84,000     Sealed Air Corp.                                 2,654,400
                                                                 ------------
                                                                    5,642,400
-----------------------------------------------------------------------------
Paper & Forest Products  -- 1.0%
        77,000     International Paper Co.                          2,802,800
-----------------------------------------------------------------------------
Pharmacy Services  -- 1.0%
        60,000     Walgreen Co.                                     2,753,400
-----------------------------------------------------------------------------
Precision Instrument  -- 3.0%
        75,000     FEI Co.*                                         2,704,500
        88,000     II-VI, Inc.*                                     2,978,800
        49,000     Waters Corp.*                                    2,842,000
                                                                 ------------
                                                                    8,525,300
-----------------------------------------------------------------------------
Recreation  -- 1.9%
        44,000     Harley-Davidson, Inc.                            2,585,000
       100,000     Mattel, Inc.                                     2,757,000
                                                                 ------------
                                                                    5,342,000
-----------------------------------------------------------------------------
Retail - Special Lines  -- 3.3%
        77,000     Aeropostale, Inc.*                               3,097,710
        57,000     Coach, Inc.*                                     2,852,850
        63,000     NBTY, Inc.*                                      3,341,520
                                                                 ------------
                                                                    9,292,080
-----------------------------------------------------------------------------
Retail Store  -- 5.2%
        88,000     Big Lots, Inc.*                                  2,752,640
        74,000     Dollar Tree Stores, Inc.*                        2,829,760
        42,000     Kohl's Corp.*                                    3,217,620
        58,000     Nordstrom, Inc.                                  3,070,520
        47,000     Target Corp.                                     2,785,220
                                                                 ------------
                                                                   14,655,760
-----------------------------------------------------------------------------
Semiconductor  -- 0.9%
       165,000     Integrated Device Technology, Inc.*              2,544,300
-----------------------------------------------------------------------------
Semiconductor - Equipment  -- 3.0%
        84,000     ATMI, Inc.*                                      2,567,880
        93,000     Novellus Systems, Inc.*                          2,977,860
        55,000      arian Semiconductor Equipment Associates,
                   V Inc.*                                          2,935,900
                                                                 ------------
                                                                    8,481,640
-----------------------------------------------------------------------------
Telecommunication Services  -- 1.1%
        81,000     AT&T, Inc.                                       3,193,830
-----------------------------------------------------------------------------
Telecommunications Equipment  -- 2.9%
        97,000     Ciena Corp.*                                     2,711,150
       104,000     Cisco Systems, Inc.*                             2,655,120
        82,000     Polycom, Inc.*                                   2,733,060
                                                                 ------------
                                                                    8,099,330


-----------------------------------------------------------------------------
2

Value Line Centurion Fund, Inc.

-----------------------------------------------------------------------------
Schedule of Investments
-----------------------------------------------------------------------------

March 31, 2007 (Unaudited)
-----------------------------------------------------------------------------
Shares                                                               Value
=============================================================================
Wireless Networking  -- 1.0%
        21,000     Research In Motion Ltd.*                      $  2,866,290
-----------------------------------------------------------------------------
                     Total Common Stocks And Total
                       Investment Securities  -- 97.2%
                       (Cost $241,793,882)                       $273,882,750
=============================================================================
  Principal
    Amount                                                              Value
-----------------------------------------------------------------------------
   Repurchase Agreements (1) -- 3.1%
$      8,700,000     With Morgan Stanley, 5.05%, dated
                       3/30/07, due 4/2/07, delivery
                       value $8,703,661 (collateralized
                       by $9,000,000 U.S. Treasury Notes
                       3.625%, due 7/15/09, with a value
                       of $8,882,473)                               8,700,000
-----------------------------------------------------------------------------
                     Total Repurchase Agreements
                      (Cost $8,700,000)                             8,700,000
-----------------------------------------------------------------------------
Excess Of Liabilities Over Cash And Other Assets -- (-0.3%)          (790,869)
-----------------------------------------------------------------------------
Net Assets  -- 100.0%                                            $281,791,881
-----------------------------------------------------------------------------
Net Asset Value Per Outstanding Share
  ($281,791,881 / 14,255,219 shares outstanding)                  $     19.77
-----------------------------------------------------------------------------

*     Non-income producing.

(1) The Fund's custodian takes possession of the underlying collateral securities, the value of which exceeds the principal amount of the repurchase transaction, including accrued interest.

ADR   American Depositary Receipt

The Fund's unrealized appreciation/(depreciation) as of March 31, 2007 was as follows:

                                                                   Total Net
                                                                  Unrealized
Total Cost        Appreciation         Depreciation               Appreciation
-----------------------------------------------------------------------------
$250,493,882      $35,805,419          $(3,716,551)               $32,088,868


-----------------------------------------------------------------------------

Item 2. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c)) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b) The registrant's principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant's internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a) Certifications of principal executive officer and principal financial officer of the registrant.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By: /s/ Jean B. Buttner
    --------------------------
    Jean B. Buttner, President

Date: May 30, 2007
      ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ Jean B. Buttner
    -------------------------------------------------------
    Jean B. Buttner, President, Principal Executive Officer

By: /s/ Stephen R. Anastasio
    ------------------------------------------------------------
    Stephen R. Anastasio, Treasurer, Principal Financial Officer

Date: May 30, 2007
      ------------